SHARE-BASED COMPENSATION (Details 1) (Equity Incentive Plan 1998 [Member], USD $)	12 Months Ended
Dec. 28, 2013
Service Based Non vested Share Awards [Member]
Shares, Outstanding at December 29, 2012 (in shares)	110,000
Shares, Vested (in shares)	(110,000)
Shares, Outstanding at December 28, 2013 (in shares)	0
Weighted Average Grant Date Fair Value, Outstanding at December 29, 2012 (in dollars per share)	$ 2.26
Weighted Average Grant Date Fair Value, Vested (in dollars per share)	$ 2.26
Weighted Average Grant Date Fair Value, Outstanding at December 28, 2013 (in dollars per share)	$ 0
Performance Based Non vested Share Awards [Member]
Shares, Outstanding at December 29, 2012 (in shares)	0
Shares, Granted (in shares)	800,000
Shares, Outstanding at December 28, 2013 (in shares)	800,000
Weighted Average Grant Date Fair Value, Outstanding at December 29, 2012 (in dollars per share)	$ 0
Weighted Average Grant Date Fair Value, Granted (in dollars per share)	$ 3.14
Weighted Average Grant Date Fair Value, Outstanding at December 28, 2013 (in dollars per share)	$ 3.14